Leases	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
Leases
21     Leases
Recognition and measurement
IFRS 16 “Leases” applies to the recognition, measurement, presentation and disclosure of leases. Certain leases are exempt from the standard, including leases to explore for or use minerals, oil, natural gas and similar non-regenerative resources. We apply the scope exemptions in paragraphs 3(e) and 4 of IFRS 16 and do not apply IFRS 16 to leases of any assets which would otherwise fall within the scope of IAS 38 “Intangible Assets”.
A significant proportion by value of our lease arrangements relate to dry bulk vessels and office properties. Other leases include land and non-mining rights, warehouses, ports, equipment and vehicles.
We recognise all lease liabilities and corresponding right of use assets on balance sheet, with the exception of short-term (12 months or fewer) and low value leases, where payments are expensed as incurred. Lease liabilities are recorded at the present value of: fixed payments; variable lease payments that depend on an index or rate; amounts payable under residual value guarantees; and extension options expected to be exercised. Where a lease contains an extension option which we can exercise without negotiation, lease payments for the extension period are included in the liability if we are reasonably certain that we will exercise the option. Variable lease payments not dependent on an index or rate are excluded from the calculation of lease liabilities at initial recognition. Payments are discounted at the incremental borrowing rate of the lessee, unless the interest rate implicit in the lease can be readily determined. For lease agreements relating to vessels, ports and properties, non-lease components are excluded from the projection of future lease payments and recorded separately within operating costs as services are being provided. The lease liability is measured at amortised cost using the effective interest method. The right of use asset arising from a lease arrangement at initial recognition reflects the lease liability, initial direct costs, lease payments made before the commencement date of the lease, and capitalised provision for dismantling and restoration, less any lease incentives.
We recognise depreciation on right of use assets and interest on lease liabilities in the income statement over the lease term. Repayments of lease liabilities are separated into a principal portion (presented within financing activities) and an interest portion (which the Group presents in operating activities) in the cash flow statement. Payments made before the commencement date are included within financing activities unless they in substance represent investing cash flows, for example where pre-commencement cash flows are significant relative to aggregate cash flows of the leasing arrangement.
Lessee arrangements
We have made the following payments associated with leases:

Description of payment	2022 US$m	2021 US$m	Included within
Principal lease payments	374	358	Cash flows from financing activities
Interest payments on leases	47	48	Cash flows from operating activities
Payments for short-term leases	465	502	Net operating costs
Payments for variable lease components	50	34	Net operating costs
Payments for low value leases (>12 months in duration)	1	2	Net operating costs
Total lease payments	937	944
21     Leases continued
Lease liabilities
The maturity profile of lease liabilities recognised at the balance sheet date is:

	2022 US$m	2021 US$m
Lease liabilities
Due within 1 year	329	361
Between 1 and 3 years	388	440
Between 3 and 5 years	191	226
More than 5 years	606	704
Total undiscounted cash payments expected to be made	1,514	1,731
Effect of discounting	(314)	(368)
Present value of minimum lease payments	1,200	1,363
Current lease liability per the balance sheet	292	324
Non-current lease liability per the balance sheet	908	1,039
Total lease liability	1,200	1,363
At 31 December 2022, commitments for leases not yet commenced were US$481 million (2021: US$476 million); commitments relating to short-term leases which had already commenced at 31 December 2022 were US$132 million (2021: US$165 million).